Equity Method Investments	12 Months Ended
Dec. 31, 2015
Equity Method Investments
Equity Method Investments

NOTE 8. EQUITY METHOD INVESTMENTS

Investments in partnerships, joint ventures and less than majority-owned subsidiaries in which we have significant influence are accounted for under the equity method.

In the third quarter of 2015, we acquired DIRECTV (see Note 5), which included various equity method investments. The earnings from these investments, subsequent to the acquisition date, are included in the 2015 activity in the table below, as well as our consolidated statement of income for 2015.

Our investments in equity affiliates at December 31, 2015 primarily include our interests in SKY Mexico, Game Show Network, Otter Media Holdings, YP Holdings LLC (YP Holdings), MLB Network and NW Sports Net.

SKY Mexico We hold a 41.0% interest in SKY Mexico, which was acquired as part of DIRECTV. SKY Mexico is a leading pay-TV provider in Mexico.

Game Show Network (GSN) We hold a 42.0% interest in GSN, which was also a part of the acquisition of DIRECTV. GSN is a television network dedicated to game-related programming and Internet interactive game playing.

Otter Media Holdings We hold a 43.4% interest in Otter Media Holdings, a venture between The Chernin Group and AT&T that is focused on acquiring, investing in and launching over-the-top subscription video services.

YP Holdings We hold a 47.0% interest in YP Holdings, an online advertising company and directory publisher.

MLB Network We hold a 16.7% interest in MLB Network, which offers broadcasts dedicated to Major League Baseball and was acquired with DIRECTV.

NW Sports Net We hold a 29.0% interest in NW Sports Net, a regional sports network acquired as part of DIRECTV.

The following table is a reconciliation of our investments in equity affiliates as presented on our consolidated balance sheets:

	2015	2014
Beginning of year	$250	$3,860
Additional investments	77	226
DIRECTV investments acquired	1,232	-
Equity in net income of affiliates	79	175
Dividends and distributions received	(30)	(148)
Sale of América Móvil shares	-	(3,817)
Other adjustments	(2)	(46)
End of year	$1,606	$250

Undistributed earnings from equity affiliates were $162 and $88 at December 31, 2015 and 2014.